CONVERTIBLE NOTE, NET - Summary of key assumption used in estimates of warrants (Detail)	Dec. 10, 2022 mo	Mar. 31, 2022 mo	Mar. 01, 2022 mo	Jan. 27, 2022 mo	Jan. 06, 2022 mo	Nov. 11, 2021 mo	Nov. 01, 2021 mo	Oct. 11, 2021 mo	Sep. 30, 2021 mo	Sep. 08, 2021 mo	Jul. 30, 2021 mo	Jul. 13, 2021 mo	Jun. 21, 2021 mo	May 18, 2021 mo	Apr. 07, 2021 mo	Feb. 25, 2021 mo	Dec. 15, 2020 mo	Oct. 29, 2020 mo	Oct. 20, 2020 mo	Oct. 14, 2020 mo	Sep. 25, 2020 mo	Jul. 29, 2020 mo
Terms of warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurement	60	60	60	60	60	60	60	60	60	60	60	60	60	60	60	60	60	60	60	60	60	60
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurement	3.5739	2.3658	2.5636	2.8391	3.2626	4.0013	4.2757	4.5744	5.9720	5.9720	8.0360	8.0360	10.1560	10.1560	16.6355	17.7090	25.8380	38.4150	43.3265	46.5205	51.1070	57.3090
Risk free rate of interest
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurement	1.55	1.96	1.96	1.55	1.55	1.24	1.24	1.17	0.76	0.76	0.52	0.52	0.69	0.69	0.61	0.58	0.28	0.29	0.29	0.29	0.21	0.21
Divided yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurement	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Annualized volatility of underlying stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurement	41.5	42.2	42.2	41.5	41.5	40.8	40.8	40.9	40.0	40.0	40.0	40.0	40.0	40.0	40.0	41.0	40.0	39.0	39.0	39.0	39.0	40.0